Schedule of Investments (unaudited) October 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 125.4%

New York — 122.1%

Corporate — 7.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(a)	$500	$540,695
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/22	850	921,715
New York Transportation Development Corp., ARB, Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.00%, 01/01/33	1,000	1,196,180
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,000	1,045,370
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24(a)	1,000	1,043,750

		4,747,710

County/City/Special District/School District — 20.0%
City of Glen Cove New York, GO:
Series A, 5.00%, 01/01/25	195	226,299
Series A, 5.00%, 01/01/26	105	124,643
Refunding, 5.00%, 01/15/25	500	580,445
Refunding, 5.00%, 01/15/26	520	617,776
City of New York, GO, Refunding, Series E, 5.00%, 08/01/30	1,250	1,394,875
City of New York, GO, Sub-Series A-1, 5.00%, 08/01/33	700	789,705
City of New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	1,000	1,002,570
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured:
Subordinate Bonds, 5.00%, 02/01/34	600	727,296
Sub-Series A1, 5.00%, 08/01/33	300	374,970
City of Poughkeepsie New York, Refunding, GOL:
5.00%, 06/01/25	235	268,838
5.00%, 06/01/31	265	302,013
County of Nassau New York, GOL, Series A (AGM), 5.00%, 04/01/32	1,000	1,234,030
County of Nassau New York, Refunding, GOL, Series C, 5.00%, 10/01/29	500	613,360

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	$615	$651,648
5.75%, 02/15/47	385	404,446
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,070,340
State of New York Dormitory Authority, RB, Haverstraw King’s Daughters Public Library, 5.00%, 07/01/26	1,015	1,077,534
Town of Oyster Bay New York, GOL, New York Public Improvement, 4.00%, 02/15/24	1,500	1,626,795

		13,087,583

Education — 38.3%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/20(b)	1,000	1,026,400
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31	750	813,668
New Dawn Charter Schools Project, 5.00%, 02/01/33	500	517,415
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 06/01/30	385	449,230
Manhattan College Project, 5.00%, 08/01/33	275	334,320
Manhattan College Project, 5.00%, 08/01/35	1,000	1,209,450
The Packer Collegiate Institute Project, 5.00%, 06/01/35	250	287,308
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/32	500	579,885
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB:
Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,064,300
The Charter School for Applied Technologies Project, Series A, 4.50%, 06/01/27	1,000	1,109,590
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	1,000	1,140,570

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 03/01/20(b)	$1,000	$1,012,720
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	500	546,415
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/33	1,000	1,239,420
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	126,362
Fordham University, Series A, 5.25%, 07/01/21(b)	500	534,455
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	1,000	1,171,360
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 07/01/24	250	280,885
State University Dormitory Facilities, Series A, 5.00%, 07/01/33	1,000	1,251,600
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	1,000	1,079,050
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/29	375	435,491
Fordham University, 5.00%, 07/01/30	300	347,784
Pace University, Series A, 5.00%, 05/01/27	980	1,080,107
Series B, 5.00%, 07/01/31	1,500	1,776,525
Series E, 5.25%, 03/15/33	500	598,425
Series L, 5.00%, 01/01/32	1,750	2,170,875
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,050	1,199,730
The Culinary Institute of America, 5.00%, 07/01/28	500	539,045
Troy Capital Resource Corp., Refunding RB, 5.00%, 08/01/32	1,000	1,184,290

		25,106,675

Health — 15.4%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	500	574,140
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 10/01/20(b)	215	222,613

Security	Par (000)	Value

Health (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 07/01/20(b)	$1,000	$1,027,310
County of Monroe Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/29	660	792,198
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	970,761
Remarketing, Series A, 5.00%, 11/01/30	580	616,580
Series B, 6.00%, 11/01/20(b)	205	214,992
Series B, 6.00%, 11/01/30	35	36,469
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 01/01/23	250	259,612
Kendal On Hudson Project, 5.00%, 01/01/28	875	950,381
Westchester Medical Center, 5.00%, 11/01/34	500	573,345
State of New York Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.00%, 07/01/20(b)	1,000	1,025,680
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 5.00%, 07/01/34	160	198,309
Mount Sinai Hospital Series A, 4.25%, 07/01/23	250	254,930
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	500	529,005
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	1,270	1,469,771
Orange Regional Medical Center, 5.00%, 12/01/27(a)	100	120,958
Orange Regional Medical Center, 5.00%, 12/01/28(a)	200	241,700

		10,078,754

Housing — 3.9%
City of New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 07/01/30	500	561,545

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB, AMT, Series 218, 3.25%, 04/01/30	$1,380	$1,454,699
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	560	561,372

		2,577,616

State — 5.7%
City of New York Transitional Finance Authority Building Aid Revenue, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	1,140	1,325,786
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 03/15/35	1,990	2,374,408

		3,700,194

Tobacco — 5.0%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/34	500	542,625
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series B:
5.00%, 06/01/25	845	977,090
5.00%, 06/01/28	90	104,005
5.00%, 06/01/29	105	120,665
TSASC, Inc., Refunding RB, Series A:
5.00%, 06/01/30	775	924,079
5.00%, 06/01/33	500	589,795

		3,258,259

Transportation — 18.5%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	1,000	1,078,760
Series A-1, 5.25%, 11/15/23(b)	500	582,140
Series B, 5.25%, 11/15/33	1,000	1,152,340
Series B (NPFGC), 5.25%, 11/15/19	860	861,058
Sub-Series B-1, 5.00%, 11/15/21(b)	460	496,230
Sub-Series B-4, 5.00%, 11/15/21(b)	300	323,628
Sub-Series D-1, 5.25%, 11/15/44	225	258,709
Niagara Frontier Transportation Authority, Refunding RB, AMT, Buffalo Niagara International Airport, 5.00%, 04/01/33	375	456,949

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	$350	$357,010
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	1,000	1,128,110
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/22(b)	660	714,984
Series K, 5.00%, 01/01/32	1,035	1,208,901
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,398,742
Series B-3, 5.00%, 11/15/33	500	596,130
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 01/01/22(b)	500	541,830

		12,155,521

Utilities — 8.1%
Long Island Power Authority, RB, Electric System, 5.00%, 09/01/33	1,000	1,245,810
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.00%, 09/01/34	1,000	1,148,360
State of New York Environmental Facilities Corp., RB, Green Bond, Series C, 5.00%, 08/15/37	575	708,492
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 06/15/31	1,000	1,060,720
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,142,480

		5,305,862

Total Municipal Bonds in New York		80,018,174

Puerto Rico — 3.3%

State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
CAB, 0.00%, 07/01/27(c)	2,155	1,719,604
4.50%, 07/01/34	413	440,952

Total Municipal Bonds in Puerto Rico		2,160,556

Total Municipal Bonds — 125.4% (Cost — $76,909,457)		82,178,730

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 36.2%

New York — 36.2%

County/City/Special District/School District — 15.5%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	$990	$1,137,924
Sub-Series G-1, 5.00%, 04/01/29	750	816,248
Refunding Series E, 5.00%, 08/01/19(b)	122	122,099
Refunding Series E, 5.00%, 08/01/27	298	298,728
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,244,283
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	3,001	3,590,072

		10,209,354

State — 8.0%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,158,973
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(e)	1,995	2,390,050
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	1,499	1,677,617

		5,226,640

Transportation — 10.2%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	3,510	4,000,838
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(b)	749	750,163

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	$991	$1,117,947
Consolidated, Series 169th, 5.00%, 10/15/26	750	801,442

		6,670,390

Utilities — 2.5%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	1,560	1,654,973

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.2% (Cost — $22,267,301)		23,761,357

Total Long-Term Investments — 161.6% (Cost — $99,176,758)		105,940,087

	Shares

Short-Term Securities — 1.3%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.98%(f)(g)	845,173	845,173

Total Short-Term Securities — 1.3% (Cost — $845,173)		845,173

Total Investments — 162.9% (Cost — $100,021,931)		106,785,260

Other Assets Less Liabilities — 2.3%		1,525,545

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.3)%		(13,279,257)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (44.9)%		(29,468,189)

Net Assets Applicable to Common Shares — 100.0%		$65,563,359

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on 09/15/2014, is $1,386,260.

(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

(g)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	1,062,740	(217,567)	845,173	$845,173	$2,820	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

SONYMA	State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	13	12/19/19	$1,694	1,919
Long U.S. Treasury Bond	3	12/19/19	484	962
5-Year U.S. Treasury Note	8	12/31/19	954	1,807

				$4,688

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) Own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$105,940,087	$—	$105,940,087
Short-Term Securities	845,173	—	—	845,173

Total	$845,173	$105,940,087	$—	$106,785,260

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$4,688	$—	$—	$4,688

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(13,240,550)	$—	$(13,240,550)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

	$—	$(42,840,550)	$—	$(42,840,550)